Estimated Future Amortization Expense on Other Intangible Assets (Detail) - Other intangible assets $ in Thousands	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 75,213
2017	74,823
2018	60,166
2019	47,870
2020	$ 43,711